Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Other Current Assets [Line Items]
Summary of other current assets
Other current assets consist of the following as of March 31, 2024, and December 31, 2023:

	Unaudited March 31, 2024	December 31, 2023
Employee Retention Tax Credit	$334,443	$334,443
Deferred offering costs	284,867	—
Other current assets	216,104	159,326

	$835,414	$493,769